Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Tables
	For the Three Months Ended March 31,
Related party:	2013	2012
Revenue	$368,754	$673,551
Direct costs of revenue	149,539	108,645

Related party:	As of March 31, 2013	As of December 31, 2012
Accounts receivable	$593,115	$804,281

	For the Year Ended December 31,
Related party:	2012	2011
Revenue	$11,000,706	$8,342,278
Direct costs of revenue	511,692	443,715

	As of December 31,
Related party:	2012	2011
Accounts receivable	$804,281	$3,355,171